Consolidated Balance Sheets - USD ($)	May 31, 2019	May 31, 2018
Current Assets
Cash and cash equivalents	$ 1,540,158	$ 458,063
Prepaid expenses		3,168
Total Current Assets	1,540,158	461,231
Other Assets
Goodwill	4,456,250
Intangible assets, net	1,528,441
Property and equipment	117,231
Right of use asset, operating lease	100,146
Security deposit	12,317
Cash held in trust account		52,895,652
Total Other Assets	6,214,385	52,895,652
TOTAL ASSETS	7,754,543	53,356,883
Current Liabilities
Loan payable- related party	93,761	81,618
Accrued expenses	691,940	63,579
Convertible note payable	1,000,000
Operating lease obligation, current	32,045
Deferred legal fees		100,000
Total Current Liabilities	1,817,746	245,197
Operating lease obligation, net of current portion	68,876
Deferred underwriting fees		1,820,000
Total Liabilities	1,886,622	2,065,197
Commitments
Common stock subject to possible redemption, $0.0001 par value; -0- and 4,560,757 shares as of May 31, 2019 and May 31, 2018, respectively at redemption value		46,291,685
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 20,000,000 shares authorized; 7,003,975 and 2,252,743 shares issued and outstanding as of May 31, 2019 and May 31, 2018, respectively	700	225
Additional paid-in capital	9,442,027	5,009,310
Accumulated deficit	(3,574,806)	(9,534)
Total Stockholders' Equity	5,867,921	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,754,543	$ 53,356,883